STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Therapeutics Acquisition Corp. Class A common shares Private Placement Common Shares	Therapeutics Acquisition Corp. Class A common shares Public Offering Common Shares	Therapeutics Acquisition Corp. Class A common shares Common Shares	Therapeutics Acquisition Corp. Class B common stock Common Shares	Therapeutics Acquisition Corp. Private Placement Additional Paid-in Capital	Therapeutics Acquisition Corp. Private Placement	Therapeutics Acquisition Corp. Public Offering Additional Paid-in Capital	Therapeutics Acquisition Corp. Public Offering	Therapeutics Acquisition Corp. Additional Paid-in Capital	Therapeutics Acquisition Corp. Accumulated Deficit	Therapeutics Acquisition Corp.	Accumulated Deficit	Total
Beginning balance at Apr. 14, 2020			$ 0
Changes in Stockholders' Equity
Issuance of common shares	$ 47	$ 1,357	0	$ 339	$ 4,713,953	$ 4,714,000	$ 127,611,235	$ 127,612,592	$ 24,661		$ 25,000
Issuance of common shares (in shares)	471,400	13,570,000		3,392,500
Shares subject to possible redemption			$ (1,270)						(127,038,800)		(127,040,070)
Shares subject to possible redemption (In shares)			(12,704,007)
Net loss			$ 0							$ (311,513)	(311,513)
Ending balance at Dec. 31, 2020			$ 134	$ 339					5,311,049	(311,513)	5,000,009
Ending balance (in shares) at Dec. 31, 2020			1,337,393	3,392,500
Changes in Stockholders' Equity
Shares subject to possible redemption			$ 14						1,399,026		1,399,040
Shares subject to possible redemption (In shares)			139,904
Net loss			$ 0							(1,399,040)	(1,399,040)	$ (5,784,421)	$ (5,784,421)
Ending balance at Mar. 31, 2021			$ 148	$ 339					$ 6,710,075	$ (1,710,553)	$ 5,000,009
Ending balance (in shares) at Mar. 31, 2021			1,477,297	3,392,500